Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales (note 22)	$ 174,346	$ 72,431	$ 67,414
Cost of sales	20,240	22,393	18,408
Gross profit	154,106	50,038	49,006
Selling, general and administrative expenses (including rent expenses incurred to related party of 2017 - $793, 2016 - $807, 2015 - $852) (note 11(b))	87,365	41,980	37,481
Provision (recovery) for doubtful accounts	934	1,412	(49)
Research and development expenses	20,489	12,648	9,490
Loss on disposal of property, plant and equipment (note 8)	42	478	26
Government grants recognized in income	(141)	(6,984)	(1,637)
Total operating expenses	108,689	49,534	45,311
Operating income	45,417	504	3,695
Interest and financing expenses - (including interest expenses incurred to related party, 2017 - $262, 2016 - $176, 2015 - $183) (note 11(a))	(1,569)	(1,729)	(1,920)
Interest income	1,183	731	1,155
Other income (expenses), net	13	100	(174)
Income (loss) from continuing operations before income taxes	45,044	(394)	2,756
Income tax expense (note 13)	(8,339)	(2,664)	(2,985)
Income (loss) from continuing operations	36,705	(3,058)	(229)
Income (loss) from discontinued operations, net of tax of nil (note 3)	0	2,338	(728)
Net income (loss)	36,705	(720)	(957)
Less: (Income) loss attributable to non-controlling interests	(10,898)	124	(459)
Net income (loss) attributable to shareholders of Sinovac	25,807	(596)	(1,416)
Income (loss) from continuing operations	36,705	(3,058)	(229)
Income (loss) from discontinued operations	0	2,338	(728)
Comprehensive income (loss)	44,803	(9,563)	(5,342)
Less: comprehensive (income) loss attributable to non-controlling interests	(12,089)	953	82
Comprehensive income (loss) attributable to shareholders of Sinovac	$ 32,714	$ (8,610)	$ (5,260)
Basic net income (loss) per share:
Continuing operations	$ 0.45	$ (0.05)	$ (0.02)
Discontinued operations	0	0.04	(0.01)
Basic net income (loss) per share	0.45	(0.01)	(0.03)
Diluted net income (loss) per share:
Continuing operations	0.45	(0.05)	(0.02)
Discontinued operations	0	0.04	(0.01)
Diluted net income (loss) per share	$ 0.45	$ (0.01)	$ (0.03)
Weighted average number of shares of common stock outstanding
- Basic	57,033,816	56,949,083	56,313,927
- Diluted	57,101,191	56,949,083	56,313,927
Continuing Operations [Member]
Foreign currency translation adjustments	$ 8,098	$ (8,843)	$ (4,047)
Comprehensive income (loss)	44,803	(11,901)	(4,276)
Discontinued Operations [Member]
Foreign currency translation adjustments	0	0	(338)
Comprehensive income (loss)	$ 0	$ 2,338	$ (1,066)